Exceptional items	12 Months Ended
Dec. 31, 2021
Exceptional Items
Exceptional items

5.  Exceptional items

	Year ended December 31,
	2021	2020	2019
	$’m	$’m	$’m
Start-up related costs	30	7	4
Exceptional items – cost of sales	30	7	4
Transaction-related and other costs	242	13	11
Exceptional items – SGA expenses	242	13	11
Exceptional finance expense	57	—	5
Exceptional items – finance expense	57	—	5
Exceptional income tax credit (note 7)	(17)	(14)	(3)
Total exceptional charge, net of tax	312	6	17

Exceptional items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence.

2021

Exceptional items of $312 million have been recognized in the year ended December 31, 2021, primarily comprising:

●	$30 million start-up related costs in the Americas ($21 million) and Europe ($9 million), relating to the Group’s investment programs.
●	$242 million transaction-related and other costs, primarily comprised of an expense of $205 million relating to the service for the listing of the Shares upon the completion of the Business Combination on August 4, 2021, as further detailed in note 24, $41 million of professional advisory fees in relation to the Business Combination and transactions and other costs related to transformation initiatives, partly offset by a $4 million credit related to a loan forgiven with respect to the US pension plan (see note 25).
●	$57 million exceptional finance expense comprised of a charge of $52 million from AGSA for redemption premiums and issuance costs on related party borrowings in conjunction with the AMP Transfer (see note 25), $5 million interest payable on the AMP Notes Issuance in March 2021 related to the period prior to completion of the AMP Transfer on April 1, 2021 and a net $13 million foreign currency loss on the Earnout Shares and Public and Private Warrants (see note 21), partly offset by a foreign currency translation gain of $13 million on the Promissory Note (see note 19) issued by the Company to AGSA as part of the consideration in connection with the Business Combination.
●	$17 million from tax credits relating to the above exceptional items.

2020

Exceptional items of $6 million have been recognized in the year ended December 31, 2020 primarily comprising:

●	$7 million primarily related to capacity realignment and investment programs of the Group, mainly related to start-up costs, principally incurred in the Americas.
●	$13 million primarily related to transaction-related and other costs, including customary indemnification clauses related to the original acquisition of the AMP Business by AGSA and professional advisory fees, and other costs related to transformation initiatives.
●	$14 million from tax credits including $6 million relating to tax benefits arising from the enactment on March 27, 2020, of the CARES Act.

2019

Exceptional items of $17 million have been recognized in the year ended December 31, 2019 primarily comprising:

●	$4 million primarily related to capacity realignment and investments programs of the Business, mainly related to start-up costs.
●	$11 million primarily related to transaction-related and other costs, including customary indemnification clauses related to the original acquisition of the AMP Business by AGSA and professional advisory fees.
●	$5 million relating to finance expense.
●	$3 million from tax credits.